The Company and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Intangible Assets	Intangible assets subject to amortization, including those acquired in business combinations were as follows (amounts in thousands):
	September 30, 2023
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	$5,726	$(2,908)	$2,818
Customer relationships	2,556	(1,298)	1,258
Other	186	(53)	133
Total	$8,468	$(4,259)	$4,209
	December 31, 2022
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	$5,726	$(1,491)	$4,235
Customer relationships	2,556	(666)	1,890
Other	186	(33)	153
Total	$8,468	$(2,190)	$6,278
Intangible assets subject to amortization, including those acquired in business combinations were as follows (amounts in thousands):
	December 31, 2022
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	$5,726	$(1,491)	$4,235
Customer relationships	2,556	(666)	1,890
Other	186	(33)	153
Total	$8,468	$(2,190)	$6,278
	December 31, 2021
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	$5,726	$(60)	$5,666
Customer relationships	2,556	(27)	2,529
Other	165	(5)	160
Total	$8,447	$(92)	$8,355

Schedule of Estimated Future Amortization Expense	As of September 30, 2023, estimated future amortization expense related to intangible assets was as follows (in thousands):
Year ending December 31,
2023	$823
2024	3,289
2025	28
2026	28
2027	10
Thereafter	31
$4,209
As of December 31, 2022, estimated future amortization expense related to intangible assets was (in thousands):
Year ending December 31,
2023	$2,099
2024	2,099
2025	2,011
2026	28
2027	10
Thereafter	31
$6,278

Schedule of Computation of Diluted Net Loss Per Share	The following table sets forth securities outstanding that were excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive (in thousands):
	September 30,
	2023	2022
Escrow shares - exchangeable shares	33	33
Escrow shares - common stock	13	13
Options to purchase common stock	37	38
Unvested restricted common stock units	23	31
Common stock warrants	238	4
Total	344	119
The following table sets forth securities outstanding that were excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive (in thousands):
	December 31,
	2022	2021
Escrow Shares - exchangeable shares	33	33
Escrow Shares - common stock	13	13
Options to purchase common stock	37	39
Unvested restricted common stock units	26	2
Common stock warrants	124	3
Total	233	90